STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.7%
Argentina - .9%
Globant	42,641	[a,b]	8,045,504
Brazil - 2.3%
Banco do Brasil	654,500		4,168,354
CCR	1,548,400		3,771,721
Cia Brasileira de Distribuicao	110,500	[b]	1,411,828
EDP - Energias do Brasil	1,330,800	[b]	4,650,124
Minerva	2,276,400		4,261,823
YDUQS Participacoes	285,000	[b]	1,748,068
			20,011,918
China - 38.1%
Agile Group Holdings	2,358,000		3,407,229
Agricultural Bank of China, Cl. H	12,831,000	[b]	4,866,843
Alibaba Group Holding, ADR	254,188	[b]	66,942,952
Anhui Conch Cement, Cl. H	983,500	[b]	6,293,547
ANTA Sports Products	220,000		2,991,595
China Construction Bank, Cl. H	21,367,939	[b]	16,761,222
China Medical System Holdings	2,454,000	[b]	2,507,490
China Minsheng Banking, Cl. H	5,226,500	[b]	2,885,986
China Shenhua Energy, Cl. H	3,671,000		7,094,726
China Yangtze Power, Cl. A	1,558,752	[b]	4,762,314
CNOOC	4,419,000		4,635,046
ENN Energy Holdings	587,400	[b]	7,782,943
Gree Electric Appliances of Zhuhai, Cl. A	389,800		3,946,442
Huazhu Group, ADR	34,922	[a,b]	1,738,417
JD.com, ADR	40,771	[b]	3,479,805
Meituan, Cl. B	641,300	[b]	23,993,781
New China Life Insurance, Cl. H	1,056,800	[b]	4,437,959
OneConnect Financial Technology, ADR	71,893	[a,b]	1,453,676
PICC Property & Casualty, Cl. H	4,012,000		3,312,687
Ping An Insurance Group Company of China, Cl. H	1,732,500		20,340,147
Shanghai Pharmaceuticals Holding, Cl. H	3,872,500	[b]	6,554,880
Sinotruk Hong Kong	1,350,500	[b]	3,352,271
Sunny Optical Technology Group	190,500	[b]	3,745,583
TAL Education Group, ADR	38,701	[b]	2,711,392
Tencent Holdings	1,212,300	[b]	88,055,799
Times China Holdings	2,542,000	[b]	3,725,575
Tingyi Cayman Islands Holding	1,794,000	[b]	3,027,399
Weichai Power, Cl. H	1,716,000		3,502,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
China - 38.1% (continued)
Wuliangye Yibin, Cl. A	300,200	[b]	11,584,394
Wuxi Biologics Cayman	436,500	[b,c]	4,330,620
			324,225,100
Czech Republic - .2%
Avast	221,654	[c]	1,501,130
Hong Kong - 1.5%
China Unicom Hong Kong	7,278,000	[b]	4,375,598
Galaxy Entertainment Group	405,224	[b]	3,084,513
Shimao Group Holdings	1,316,000		4,906,742
			12,366,853
India - 6.0%
ACC	307,433	[b]	7,078,250
Amara Raja Batteries	335,511	[b]	4,289,467
HCL Technologies	287,981		3,196,883
Hero MotoCorp	93,089	[b]	3,907,837
Housing Development Finance	142,725	[b]	4,348,361
ICICI Bank	620,037	[b]	3,963,130
Infosys	246,096		3,655,405
Larsen & Toubro	128,777		1,951,750
Petronet LNG	1,212,556		4,113,828
REC	2,112,280		3,464,075
Shriram Transport Finance	390,461		5,642,621
UPL	1,036,180		5,844,373
			51,455,980
Indonesia - 1.0%
Astra International	4,798,600		1,801,174
Bank Rakyat Indonesia	10,927,500	[b]	3,165,260
Indofood Sukses Makmur	7,170,400	[b]	3,605,513
			8,571,947
Malaysia - .7%
MISC	2,047,800		3,413,000
Top Glove	1,592,700		2,783,511
			6,196,511
Mexico - 3.2%
America Movil, ADR, Cl. L	362,487		5,397,431
Arca Continental	1,519,700		7,466,064
Gruma, Cl. B	393,640		4,351,022
Grupo Aeroportuario del Centro Norte	508,100	[b]	2,955,290
Grupo Financiero Banorte, Cl. O	897,200	[b]	4,467,299
Wal-Mart de Mexico	959,177		2,524,868
			27,161,974
Philippines - 1.0%
Ayala Land	2,402,700	[b]	1,898,973

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Philippines - 1.0% (continued)
International Container Terminal Services	1,923,640	[b]	4,673,069
Puregold Price Club	1,746,280	[b]	1,530,901
			8,102,943
Russia - 3.1%
Lukoil, ADR	156,142	[b]	10,305,372
Sberbank of Russia, ADR	733,758		9,780,994
X5 Retail Group, GDR	107,997		3,877,092
Yandex, Cl. A	36,022	[b]	2,484,077
			26,447,535
Saudi Arabia - .9%
Abdullah Al Othaim Markets	110,325		3,741,625
Jarir Marketing	78,538		3,685,460
			7,427,085
Singapore - 1.4%
Sea, ADR	64,214	[b]	11,582,279
South Africa - 3.9%
Clicks Group	668,455		10,134,142
Impala Platinum Holdings	531,140		5,580,893
Mediclinic International	1,103,089	[b]	4,099,986
Sibanye Stillwater	3,929,046		13,066,163
			32,881,184
South Korea - 12.1%
DB Insurance	81,316	[b]	3,233,387
Hana Financial Group	132,032	[b]	4,038,935
Hyundai Mobis	57,117	[b]	12,594,594
KB Financial Group	259,246	[b]	10,624,740
Korea Investment Holdings	98,800	[b]	6,616,131
Kumho Petrochemical	53,359	[b]	6,702,726
LG Electronics	80,123	[b]	6,190,878
POSCO	49,665		10,502,562
Samsung Electronics	510,947		30,798,577
Shinhan Financial Group	159,079	[b]	4,629,112
SK Hynix	78,368	[b]	6,905,138
			102,836,780
Taiwan - 15.1%
Chailease Holding	3,869,948	[b]	21,181,015
Chicony Electronics	1,779,000	[b]	5,330,290
MediaTek	686,000	[b]	16,943,917
Taiwan Semiconductor Manufacturing	4,980,000		83,953,688
TCI	158,303	[b]	1,235,766
			128,644,676
Thailand - 1.1%
Advanced Info Service	629,500		3,652,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 94.7% (continued)
Thailand - 1.1% (continued)
Thai Beverage		3,812,300		2,103,495
Thanachart Capital		2,973,500		3,342,116
				9,097,751
Turkey - 1.2%
BIM Birlesik Magazalar		546,720		4,893,913
Eregli Demir ve Celik Fabrikalari		3,701,598	[b]	5,206,851
				10,100,764
United Arab Emirates - 1.0%
Dubai Islamic Bank		7,171,789	[b]	8,747,156
Total Common Stocks (cost $492,564,197)				805,405,070

Exchange-Traded Funds - 2.8%
United States - 2.8%
iShares MSCI Emerging Markets ETF (cost $22,253,130)		491,753	[a,b]	23,963,124
	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .7%
Banco do Estado do Rio Grande do Sul, Cl. B (cost $10,067,179)	3.91	2,518,700	[b]	6,262,195
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,332,389)	0.10	5,332,389	[d]	5,332,389

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $7,254,580)	0.10	7,254,580	[d]	7,254,580
Total Investments (cost $537,471,475)		99.7%		848,217,358
Cash and Receivables (Net)		.3%		2,598,474
Net Assets		100.0%		850,815,832

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $28,094,550 and the value of the collateral was $29,718,301, consisting of cash collateral of $7,254,580 and U.S. Government & Agency securities valued at $22,463,721.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $5,831,750 or .69% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	805,405,070	-	-	805,405,070
Equity Securities - Preferred Stocks	6,262,195	-	-	6,262,195
Exchange-Traded Funds	23,963,124	-	-	23,963,124
Investment Companies	12,586,969	-	-	12,586,969
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	23,755	-	23,755

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Emerging Markets Fund

November 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
UBS Securities
United States Dollar	4,151,503	Polish Zloty	15,493,000	12/1/2020	23,755
Gross Unrealized Appreciation					23,755

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2020, accumulated net unrealized appreciation on investments was $310,745,883, consisting of $348,387,229 gross unrealized appreciation and $37,641,346 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.